BUSINESS SEGMENTS - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Assets	$ 9,851	$ 10,112
Other intangible assets	989	1,104
Operating Segments | Communication Systems
Segment Reporting Information [Line Items]
Assets	1,567	1,543
Operating Segments | Electronic Systems
Segment Reporting Information [Line Items]
Assets	4,174	4,090
Operating Segments | Space and Intelligence Systems
Segment Reporting Information [Line Items]
Assets	2,193	2,117
Corporate
Segment Reporting Information [Line Items]
Assets	1,917	2,362
Corporate | Exelis
Segment Reporting Information [Line Items]
Other intangible assets	$ 1,000	$ 1,100